Stock Options	12 Months Ended
Aug. 31, 2021
Stock Options
12. Stock Options

12. Stock Options

The Company established an Equity Incentive Plan whereby the board of directors may, from time to time, grant up to 261,290 stock options to directors, officers, employees, and consultants. During the Company’s 2021 Annual Meeting of Shareholders, shareholders voted in favour of increasing the number of allowable stock options by an additional 249,143 options. The aggregate number of shares issuable under the Equity Incentive Plan is now 510,433 shares, 10% of the Company’s issued share capital at that time.

Stock options granted must be exercised no later than five years from the date of grant or such lesser period as determined by the Company’s Board of directors. The exercise price of an option is equal to or greater than the closing market price of the Company’s common shares on the day preceding the date of grant. The vesting terms of each grant are set by the Board of directors. The Company estimates the fair value of each stock option award on the measurement date using a Black-Scholes option pricing model.

During the year ended August 31, 2021, the Company cancelled its 2014 Stock Option Plan. All outstanding options expired during the year. During the year ending August 31, 2020, the 2007 Equity Incentive Plan and the 2010 Stock Option Plan were cancelled. Any outstanding options were cancelled and reissued under the Equity Incentive Plan.

Fiscal 2021 Activity

The Company granted the following stock options in the year ending August 31, 2021:

Quantity	Exercise Price $	Life (Years)
3,400	4.80	5
12,000	5.04	5
43,500	5.31	5
26,000	5.83	5
84,900	5.41	5

During the year, 87,935 options at a strike price of $9.60 were cancelled and re-issued with a strike price of $7.08.

Fiscal 2020 Activity

The Company granted the following stock options in the year ending August 31, 2020:

Quantity		Exercise Price $	Life (Years)
33,333		16.50	5
2,000		12.90	5
18,333		14.10	5
84,600		9.60	5
23,334		10.20	5
161,600	(1)	11.66	5

(1) 132,067 vested, and 29,533 are subject to vesting provisions.

A continuity schedule for stock options is presented below:

	Options	Weighted Average Exercise Price $	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value $
Balance August 31, 2019	166,767	21.30
Expired/Cancelled	(149,430)	29.51
Exercised	(7,333)	4.09
Granted	161,600	11.66
Balance August 31, 2020	171,604	11.17
Expired/Cancelled	(50,344)	10.76
Granted	84,900	5.41
Balance August 31, 2021 (Outstanding)	206,170	7.36	4.45	68,713
Balance August 31, 2021 (Exercisable)	189,003	7.31	4.44	54,723

The intrinsic value of stock option awards that vested during the fiscal year represents the value of the Company’s closing stock price on the last trading day of the fiscal year in excess of the exercise price multiplied by the number of options that vested.

The fair value of options granted was estimated as of the date of the grant by using the Black-Scholes option pricing model with the following assumptions:

	August 31 2021	August 31 2020
Expected volatility	133% –134%	95% – 96%
Risk-free interest rate	0.42% – 0.85%	0.35% – 1.66%
Expected life	5 years	5 years
Dividend yield	0%	0%
Estimated fair value per option	$4.00 – $4.86	$9.30-$16.20